FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments break down of swaps
Total	R$ 6,095	R$ (9,415)
(Net) result of transactions with derivatives	69,008	R$ 110,089
2024
Derivative financial instruments break down of swaps
Total	14,658
2025
Derivative financial instruments break down of swaps
Total	4,957
2026
Derivative financial instruments break down of swaps
Total	6,085
2027
Derivative financial instruments break down of swaps
Total	4,515
2028
Derivative financial instruments break down of swaps
Total	4,518
2029 onwards
Derivative financial instruments break down of swaps
Total	(28,638)
IPCA x CDI
Derivative financial instruments break down of swaps
Total	(3,758)
IPCA x CDI | 2024
Derivative financial instruments break down of swaps
Total	6,645
IPCA x CDI | 2025
Derivative financial instruments break down of swaps
Total	4,957
IPCA x CDI | 2026
Derivative financial instruments break down of swaps
Total	4,245
IPCA x CDI | 2027
Derivative financial instruments break down of swaps
Total	4,515
IPCA x CDI | 2028
Derivative financial instruments break down of swaps
Total	4,518
IPCA x CDI | 2029 onwards
Derivative financial instruments break down of swaps
Total	(28,638)
Euribor x CDI
Derivative financial instruments break down of swaps
Total	1,840
Euribor x CDI | 2024
Derivative financial instruments break down of swaps
Total	0
Euribor x CDI | 2025
Derivative financial instruments break down of swaps
Total	0
Euribor x CDI | 2026
Derivative financial instruments break down of swaps
Total	1,840
Euribor x CDI | 2027
Derivative financial instruments break down of swaps
Total	0
Euribor x CDI | 2028
Derivative financial instruments break down of swaps
Total	0
Euribor x CDI | 2029 onwards
Derivative financial instruments break down of swaps
Total	0
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	7,767
Foreign currency x CDI | 2024
Derivative financial instruments break down of swaps
Total	7,767
Foreign currency x CDI | 2025
Derivative financial instruments break down of swaps
Total	0
Foreign currency x CDI | 2026
Derivative financial instruments break down of swaps
Total	0
Foreign currency x CDI | 2027
Derivative financial instruments break down of swaps
Total	0
Foreign currency x CDI | 2028
Derivative financial instruments break down of swaps
Total	0
Foreign currency x CDI | 2029 onwards
Derivative financial instruments break down of swaps
Total	0
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	246
CDI x Foreign Currency | 2024
Derivative financial instruments break down of swaps
Total	246
CDI x Foreign Currency | 2025
Derivative financial instruments break down of swaps
Total	0
CDI x Foreign Currency | 2026
Derivative financial instruments break down of swaps
Total	0
CDI x Foreign Currency | 2027
Derivative financial instruments break down of swaps
Total	0
CDI x Foreign Currency | 2028
Derivative financial instruments break down of swaps
Total	0
CDI x Foreign Currency | 2029 onwards
Derivative financial instruments break down of swaps
Total	R$ 0